Note 30 - Cash flow disclosures - Cash Flow Disclosures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in working capital
Inventories		$ 184,996	$ 186,903	$ (1,329,865)
Receivables and prepayments, contract assets and current tax assets		(60,456)	64,000	(155,449)
Trade receivables		550,334	153,920	(1,208,278)
Other liabilities		(100,133)	28,275	57,389
Customer advances		(71,100)	(101,646)	151,066
Trade payables		(216,724)	(149,024)	353,892
Increase (decrease) in working capital	[1]	286,917	182,428	(2,131,245)
Income tax accruals less payments
Tax accrued		479,680	674,956	617,236
Taxes paid		(702,190)	(818,347)	(359,585)
Adjustments for income tax expense		(222,510)	(143,391)	257,651
Interest accruals less payments, net
Interest accrued, net		(181,107)	(106,612)	(34,080)
Interest received		240,809	147,473	68,335
Interest paid		(60,769)	(94,341)	(32,775)
Interest income (expense)		$ (1,067)	$ (53,480)	$ 1,480

[1]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar for an amount of $30.3 million for 2024, $(16.7) million for 2023 and $4.2 million for 2022.